Other liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other liabilities.
Schedule of other liabilities

	2024	2023
Other liabilities	£m	£m
Lease liabilities	630	670
Provisions for liabilities and charges	864	990
Retirement benefit liabilities (Note 5)	80	99
Accruals	1,353	1,411
Deferred income	394	402
Current tax	263	332
Deferred tax (Note 7)	99	141
Other liabilities (1)	918	1,157
Total	4,601	5,202

(1)	Other liabilities include liabilities of disposal groups of nil (2023 - £3 million).

Schedule of provisions for liabilities and charges

		Litigation
	Customer	and other		Commitments
	redress	regulatory	Property	and guarantees	Other (1)	Total
Provisions for liabilities and charges	£m	£m	£m	£m	£m	£m
At 1 January 2024	486	156	99	78	171	990
Expected credit loss impairment release	—	—	—	(23)	—	(23)
Currency translation and other movements	(1)	—	(1)	—	(3)	(5)
Charge to income statement	194	30	47	—	301	572
Release to income statement	(137)	(23)	(36)	—	(46)	(242)
Provisions utilised	(122)	(35)	(19)	—	(252)	(428)
At 31 December 2024	420	128	90	55	171	864

(1)	Other materially comprises provisions for restructuring costs and provision for Bank of England Levy.